Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	NOVEMBER 5, 2026SUPPLEMENT TO HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 30, 2026, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.At a Joint Special Meeting of Shareholders held on November 5, 2026, shareholders of each of Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, and Hartford Healthcare HLS Fund (each a “Fund” and collectively, the “Funds”) approved a proposal to reclassify the Fund from a diversified investment company to a non-diversified investment company and to eliminate the Fund’s related fundamental diversification policy. The change to each Fund’s diversification classification will become effective December 7, 2026. Accordingly, the following changes are being made to the above referenced Statutory Prospectus effective December 7, 2026:(1) Under the heading “Hartford Capital Appreciation HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the eighth sentence is deleted in its entirety and replaced with the following:The Fund’s portfolio managers do not allocate a set percentage to any investment style or security but instead seek a flexible and broad-based Fund profile. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”. (2) Under the heading “Hartford Capital Appreciation HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added after “Quantitative Investing Risk”:Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.(3) Under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the fifth sentence is deleted in its entirety and replaced with the following:The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”. (4) Under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added after “Active Investment Management Risk”:Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.(5) Under the heading “Hartford Healthcare HLS Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following sentence is added to the end of the paragraph:The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”. (6) Under the heading “Hartford Healthcare HLS Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added after “Active Investment Management Risk”:Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.